Restricted Net Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Company's subsidiaries, VIEs and VIE's subsidiary in China CNY	Dec. 31, 2011 Company's subsidiaries, VIEs and VIE's subsidiary in China CNY
Restricted Net Assets
Restricted net assets				30,364	27,890
Retained earnings balance of the Group's PRC entities after appropriation to statutory reserves	$ 10,140	63,183	7,956	140,527	64,519
Percentage of consolidated net assets that restricted net assets did not exceed (as percent)	25.00%	25.00%